EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 53.4%
	BANKING - 1.2%
176,676	Huntington Bancshares, Inc.	$ 2,597,138
11,457	Pinnacle Financial Partners, Inc.	1,122,442
23,888	Synovus Financial Corporation	1,062,299
		4,781,879
	BIOTECH & PHARMA - 0.9%
129,347	Royalty Pharma plc, Class A	3,659,227

	CHEMICALS - 2.7%
23,907	Cabot Corporation	2,672,085
83,482	Element Solutions, Inc.	2,267,371
14,821	Sherwin-Williams Company (The)	5,656,731
		10,596,187
	COMMERCIAL SUPPORT SERVICES - 0.7%
55,421	Rollins, Inc.	2,803,194

	CONTAINERS & PACKAGING - 1.1%
92,239	International Paper Company	4,505,875

	DIVERSIFIED INDUSTRIALS - 1.3%
53,105	Pentair PLC	5,193,138

	ELECTRIC UTILITIES - 4.5%
24,634	CMS Energy Corporation	1,739,899
47,927	Public Service Enterprise Group, Inc.	4,275,568
21,558	SEMPRA	1,802,896
39,206	Southern Company (The)	3,535,597
53,621	Vistra Corporation	6,356,233
		17,710,193
	ELECTRICAL EQUIPMENT - 6.0%
2,629	Hubbell, Inc.	1,126,132
146,044	nVent Electric PLC	10,261,051
31,447	Trane Technologies PLC	12,224,392
		23,611,575

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 53.4% (Continued)
	HOME CONSTRUCTION - 1.7%
34,117	DR Horton, Inc.	$ 6,508,500

	INDUSTRIAL REIT - 1.6%
32,943	EastGroup Properties, Inc.	6,154,411

	INDUSTRIAL SUPPORT SERVICES - 0.9%
16,260	Applied Industrial Technologies, Inc.	3,628,094

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
27,700	Houlihan Lokey, Inc.	4,377,154
29,905	Nasdaq, Inc.	2,183,364
		6,560,518
	INSURANCE - 2.6%
30,450	Arthur J Gallagher & Company	8,567,717
10,153	RLI Corporation	1,573,512
		10,141,229
	MACHINERY - 0.4%
7,926	IDEX Corporation	1,700,127

	MEDICAL EQUIPMENT & DEVICES - 1.4%
22,603	STERIS plc	5,482,132

	OIL & GAS PRODUCERS - 4.6%
46,711	Coterra Energy, Inc.	1,118,728
10,312	Diamondback Energy, Inc.	1,777,789
22,921	ONEOK, Inc.	2,088,791
44,396	Targa Resources Corporation	6,571,052
145,853	Williams Companies, Inc. (The)	6,658,189
		18,214,549

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 53.4% (Continued)
	RESIDENTIAL REIT – 2.5%
28,344	AvalonBay Communities, Inc.	$ 6,384,486
47,947	Equity Residential	3,570,134
		9,954,620
	RETAIL - DISCRETIONARY - 3.5%
38,200	Ferguson Enterprises, Inc.	7,585,374
6,532	Group 1 Automotive, Inc.	2,502,017
14,029	Lowe's Companies, Inc.	3,799,755
		13,887,146
	SEMICONDUCTORS - 2.8%
33,483	Entegris, Inc.	3,767,842
9,492	KLA Corporation	7,350,700
		11,118,542
	SOFTWARE - 2.2%
15,561	Roper Technologies, Inc.	8,658,763

	SPECIALTY REITS - 1.8%
61,143	Iron Mountain, Inc.	7,265,623

	TECHNOLOGY HARDWARE - 1.5%
14,036	Dell Technologies, Inc., Class C	1,663,827
4,818	Motorola Solutions, Inc.	2,166,317
17,652	NetApp, Inc.	2,180,199
		6,010,343
	TECHNOLOGY SERVICES - 4.0%
39,481	CDW Corporation	8,934,550
4,241	MSCI, Inc.	2,472,206
16,070	Verisk Analytics, Inc.	4,306,117
		15,712,873
	TRANSPORTATION & LOGISTICS - 1.1%
22,153	Old Dominion Freight Line, Inc.	4,400,472

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares					Fair Value
	COMMON STOCKS — 53.4% (Continued)
	WHOLESALE - DISCRETIONARY - 0.7%
7,377	Pool Corporation				$ 2,779,654

	TOTAL COMMON STOCKS (Cost $147,171,415)				211,038,864

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.6%
	AUTO LOAN — 1.0%
3,150,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	3,124,419
750,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	732,798
					3,857,217
	OTHER ABS — 0.6%
2,250,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	6.1420	04/17/28	2,253,394

	TOTAL ASSET BACKED SECURITIES (Cost $6,159,748)				6,110,611

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG01 A10		2.9390	04/25/29	955,657
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG02 A2		2.4120	08/25/29	932,709
					1,888,366
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,030,474)				1,888,366

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.4%
	ASSET MANAGEMENT — 1.0%
3,800,000	Vision Fund International(c),(d),(e)		3.7250	02/24/25	3,771,226

	AUTOMOTIVE — 0.5%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,828,094

	BANKING — 1.8%
3,725,000	Bank of America Corporation Series N(b)	TSFR3M + 1.132%	2.4560	10/22/25	3,718,452

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.4% (Continued)
	BANKING — 1.8% (Continued)
3,200,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	$ 3,316,626
					7,035,078
	COMMERCIAL SUPPORT SERVICES — 0.5%
1,790,000	Waste Management, Inc.		4.9500	07/03/31	1,862,411

	CONSTRUCTION MATERIALS — 0.3%
1,300,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	1,285,637

	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(a)		4.1250	04/15/29	958,834

	ELEC & GAS MARKETING & TRADING — 0.2%
1,000,000	Southern Power Company		0.9000	01/15/26	956,932

	ELECTRIC UTILITIES — 3.3%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,185,307
1,750,000	Constellation Energy Generation, LLC		6.1250	01/15/34	1,920,362
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	925,474
1,000,000	MidAmerican Energy Company		3.1000	05/01/27	978,683
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,885,300
3,600,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,319,045
2,000,000	Wisconsin Power and Light Company		1.9500	09/16/31	1,693,453
					12,907,624
	ENGINEERING & CONSTRUCTION — 1.3%
1,435,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,431,803
1,750,000	MasTec, Inc.(a)		4.5000	08/15/28	1,719,446
2,000,000	Quanta Services, Inc.		2.9000	10/01/30	1,840,097
					4,991,346
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
1,000,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	951,458

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,783,299

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.4% (Continued)
	HOME CONSTRUCTION — 0.4%
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	$ 1,643,948

	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.		4.8750	01/15/28	1,688,696

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
3,700,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	3,690,332
1,000,000	Nasdaq, Inc.		5.3500	06/28/28	1,038,821
					4,729,153
	INSURANCE — 1.0%
1,015,000	Aflac, Inc.		1.1250	03/15/26	971,200
1,000,000	Brown & Brown, Inc.		4.5000	03/15/29	1,005,154
2,000,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,916,796
					3,893,150
	MACHINERY — 0.9%
1,750,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,670,426
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,741,099
					3,411,525
	OIL & GAS PRODUCERS — 1.2%
2,575,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,541,823
1,750,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,664,061
500,000	Diamondback Energy, Inc.		5.1500	01/30/30	512,846
					4,718,730
	REAL ESTATE INVESTMENT TRUSTS — 1.3%
1,000,000	American Tower Corporation		4.0500	03/15/32	962,826
1,000,000	AvalonBay Communities, Inc.		2.0500	01/15/32	860,644
1,775,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	1,882,961
1,500,000	Welltower OP, LLC		2.7000	02/15/27	1,456,608
					5,163,039
	RETAIL - DISCRETIONARY — 1.6%
1,250,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,217,954

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.4% (Continued)
	RETAIL - DISCRETIONARY — 1.6% (Continued)
1,450,000	Builders FirstSource, Inc.(a)	4.2500	02/01/32	$ 1,341,556
2,600,000	Home Depot, Inc. (The)	4.8750	06/25/27	2,666,850
1,000,000	Patrick Industries, Inc.(a)	7.5000	10/15/27	1,004,173
				6,230,533
	SEMICONDUCTORS — 1.4%
1,185,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	1,194,478
2,800,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.5000	05/11/31	2,452,611
1,925,000	Synaptics, Inc.(a)	4.0000	06/15/29	1,825,282
				5,472,371
	SOFTWARE — 0.3%
1,250,000	Roper Technologies, Inc.	4.2000	09/15/28	1,249,224

	TECHNOLOGY SERVICES — 0.3%
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,076,329

	WHOLESALE - CONSUMER STAPLES — 0.6%
2,775,000	Sysco Corporation	2.4000	02/15/30	2,515,974

	TOTAL CORPORATE BONDS (Cost $82,615,046)			80,124,611

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.7%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,518,523

	COUNTY — 0.0%(f)
150,000	City & County of Honolulu, HI	2.5180	10/01/26	146,168

	MULTI-FAMILY HOUSING — 0.0%(f)
100,000	New York State Housing Finance Agency	0.6500	05/01/25	97,790

	RESOURCE RECOVERY — 0.0%(f)
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	98,473

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.7% (Continued)
	SINGLE-FAMILY HOUSING — 2.6%
1,700,000	Florida Housing Finance Corporation	5.5610	07/01/49	$ 1,703,411
500,000	Illinois Housing Development Authority	5.2440	04/01/31	520,945
500,000	Illinois Housing Development Authority	5.2940	10/01/31	521,728
2,325,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	2,377,975
2,250,000	Minnesota Housing Finance Agency	5.5880	07/01/39	2,300,169
1,715,000	Virginia Housing Development Authority	4.9140	04/01/30	1,764,891
1,000,000	Virginia Housing Development Authority	5.6620	10/01/39	1,029,255
				10,218,374
	STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	196,049
500,000	State of Oregon	1.3150	05/01/27	469,880
				665,929
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,659,059
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	192,773
				1,851,832
	TOTAL MUNICIPAL BONDS (Cost $14,893,425)			14,597,089

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.1%
	AGENCY FIXED RATE — 14.4%
128,110	Fannie Mae Pool MA2915	3.0000	02/01/27	126,171
716,986	Fannie Mae Pool MA4263	1.5000	02/01/31	673,408
549,894	Fannie Mae Pool FM3333	2.0000	06/01/35	507,009
402,100	Fannie Mae Pool BM5466	2.5000	10/01/43	359,226
372,445	Fannie Mae Pool BM5975	3.0000	12/01/45	345,710
332,395	Fannie Mae Pool MA2806	3.0000	11/01/46	304,612
344,342	Fannie Mae Pool BM5976	3.0000	02/01/47	319,636
1,225,888	Fannie Mae Pool MA4096	2.5000	08/01/50	1,064,683

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.1% (Continued)
	AGENCY FIXED RATE — 14.4% (Continued)
1,584,872	Fannie Mae Pool MA4327	3.0000	05/01/51	$ 1,438,162
1,705,721	Fannie Mae Pool MA4356	2.5000	06/01/51	1,484,064
2,059,734	Fannie Mae Pool MA4379	2.5000	07/01/51	1,790,021
3,225,960	Fannie Mae Pool CB2661	3.0000	01/01/52	2,920,232
3,167,124	Fannie Mae Pool MA4600	3.5000	05/01/52	2,949,248
3,430,391	Fannie Mae Pool MA4625	3.5000	06/01/52	3,196,616
3,286,034	Fannie Mae Pool MA4655	4.0000	07/01/52	3,157,045
3,107,531	Fannie Mae Pool MA4805	4.5000	11/01/52	3,056,382
3,019,998	Fannie Mae Pool MA4869	5.5000	01/01/53	3,058,505
3,325,769	Fannie Mae Pool MA4916	4.0000	02/01/53	3,193,057
1,465,123	Fannie Mae Pool FS7751	4.0000	03/01/53	1,406,507
2,497,782	Fannie Mae Pool MA5072	5.5000	06/01/53	2,529,368
970,488	Fannie Mae Pool FS7279	5.0000	10/01/53	970,960
2,964,633	Fannie Mae Pool CB7331	5.5000	10/01/53	3,005,274
611,660	Freddie Mac Pool ZS9163	3.0000	09/01/33	589,755
586,835	Freddie Mac Pool ZS9382	3.0000	09/01/43	544,795
1,235,428	Freddie Mac Pool SD8122	2.5000	01/01/51	1,077,473
1,744,310	Freddie Mac Pool RA5696	2.5000	08/01/51	1,520,004
2,797,307	Freddie Mac Pool SD8214	3.5000	05/01/52	2,608,256
893,005	Freddie Mac Pool SD8237	4.0000	08/01/52	857,816
3,117,376	Freddie Mac Pool SD8238	4.5000	08/01/52	3,068,533
3,190,315	Freddie Mac Pool SD8288	5.0000	01/01/53	3,192,277
1,807,168	Freddie Mac Pool SD3026	5.0000	06/01/53	1,812,923
3,079,199	Freddie Mac Pool SD8332	6.0000	06/01/53	3,153,331
308,251	Ginnie Mae II Pool MA3375	3.0000	01/20/46	285,860
				56,566,919
	GOVERNMENT OWNED, NO GUARANTEE — 2.9%
2,800,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	3,262,987
2,900,000	Federal National Mortgage Association	6.2500	05/15/29	3,220,778
1,350,000	Federal National Mortgage Association	7.1250	01/15/30	1,571,185
2,900,000	Federal National Mortgage Association	6.6250	11/15/30	3,355,236
				11,410,186

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.0% (Continued)
	GOVERNMENT SPONSORED — 1.8%
1,250,000	Federal Farm Credit Banks Funding Corporation	5.2300	05/20/26	$ 1,254,299
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	08/06/27	1,009,973
1,750,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,793,660
1,750,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,823,707
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/03/33	1,020,651
				6,902,290
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $76,989,732)			74,879,395

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(f)
	MONEY MARKET FUNDS - 0.0% (f)
112,757	Fidelity Money Market Government Portfolio Class I, 4.84% (Cost $112,757)(g)			112,757

	TOTAL INVESTMENTS – 98.7% (Cost $329,972,597)			$ 388,751,693
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%			5,129,120
	NET ASSETS - 100.0%			$ 393,880,813

LLC	- Limited Liability Company
LP	- Limited Partnership
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	CME Term SOFR 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $21,219,543 or 5.4% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Private investment.
(d)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $3,771,226, representing 1.0% of net assets.
(e)	Restricted security.
(f)	Percentage rounds to less than 0.1%.
(g)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.8%
	AUTO LOAN — 1.6%
1,375,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$ 1,363,834
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	977,064
					2,340,898
	OTHER ABS — 1.2%
1,775,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	6.1420	04/17/28	1,777,677

	TOTAL ASSET BACKED SECURITIES (Cost $4,155,830)				4,118,575

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.6%
	AUTOMOTIVE — 0.3%
500,000	Dana, Inc.		4.2500	09/01/30	451,381

	BANKING — 2.9%
1,700,000	Bank of America Corporation Series N(b)	TSFR3M + 1.132%	2.4560	10/22/25	1,697,012
2,500,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	2,591,114
					4,288,126
	BIOTECH & PHARMA — 1.2%
1,750,000	Zoetis, Inc.		3.9000	08/20/28	1,736,678

	COMMERCIAL SUPPORT SERVICES — 1.6%
2,350,000	Waste Management, Inc.		4.9500	07/03/31	2,445,065

	ELECTRIC UTILITIES — 10.4%
1,000,000	AES Corporation (The)		5.4500	06/01/28	1,029,778
1,750,000	Ameren Illinois Company		5.9000	12/01/52	1,948,841
1,900,000	Constellation Energy Generation, LLC		5.7500	03/15/54	2,009,638
1,750,000	DTE Electric Company		3.9500	03/01/49	1,481,822
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,850,947
650,000	Interstate Power and Light Company		3.5000	09/30/49	486,912
1,500,000	MidAmerican Energy Company		4.2500	07/15/49	1,325,998
1,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,162,423
500,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	513,906

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.6% (Continued)
	ELECTRIC UTILITIES — 10.4% (Continued)
1,500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	$ 1,423,215
1,600,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,110,481
1,700,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,135,338
					15,479,299
	ELECTRICAL EQUIPMENT — 1.3%
1,800,000	Lennox International, Inc.		5.5000	09/15/28	1,875,868

	ENGINEERING & CONSTRUCTION — 3.2%
1,000,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	997,772
1,750,000	MasTec, Inc.(a)		4.5000	08/15/28	1,719,446
2,275,000	Quanta Services, Inc.		2.9000	10/01/30	2,093,110
					4,810,328
	HOME CONSTRUCTION — 0.6%
1,000,000	M/I Homes, Inc.		3.9500	02/15/30	939,399

	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
2,225,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	2,219,186
1,900,000	Nasdaq, Inc.		5.3500	06/28/28	1,973,761
					4,192,947
	INSURANCE — 1.3%
2,175,000	Brown & Brown, Inc.		4.9500	03/17/52	1,991,104

	MACHINERY — 1.0%
650,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	620,444
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	928,586
					1,549,030
	OIL & GAS PRODUCERS — 3.3%
2,025,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,998,909
2,000,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,901,784
1,000,000	EQT Corporation		5.7500	02/01/34	1,029,147
					4,929,840
	REAL ESTATE INVESTMENT TRUSTS — 4.8%
1,850,000	American Tower Corporation		4.0500	03/15/32	1,781,227

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.8% (Continued)
2,000,000	Equinix, Inc.	3.9000	04/15/32	$ 1,913,302
1,425,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)	8.0000	06/15/27	1,511,673
2,000,000	Welltower OP, LLC	3.8500	06/15/32	1,903,005
				7,109,207
	RETAIL - DISCRETIONARY — 2.2%
1,500,000	Builders FirstSource, Inc.(a)	4.2500	02/01/32	1,387,816
1,750,000	Home Depot, Inc. (The)	5.3000	06/25/54	1,838,549
				3,226,365
	SEMICONDUCTORS — 2.0%
2,200,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.5000	05/11/31	1,927,052
1,100,000	Synaptics, Inc.(a)	4.0000	06/15/29	1,043,018
				2,970,070
	SOFTWARE — 2.2%
2,000,000	Roper Technologies, Inc.	4.2000	09/15/28	1,998,758
1,250,000	Workday, Inc.	3.7000	04/01/29	1,220,836
				3,219,594
	TECHNOLOGY SERVICES — 1.4%
1,950,000	Verisk Analytics, Inc.	5.7500	04/01/33	2,098,841

	WHOLESALE - CONSUMER STAPLES — 1.1%
1,875,000	Sysco Corporation	2.4000	02/15/30	1,699,982

	TOTAL CORPORATE BONDS (Cost $64,818,275)			65,013,124

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 8.2%
	COMBINED UTILITIES — 0.7%
1,000,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,029,507

	MULTI-FAMILY HOUSING — 0.2%
250,000	Maine State Housing Authority	0.4000	11/15/24	248,939
100,000	New York State Housing Finance Agency	0.7000	11/01/25	96,482
				345,421

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 8.2% (Continued)
	SINGLE-FAMILY HOUSING — 5.8%
1,800,000	Florida Housing Finance Corporation	5.5610	07/01/49	$ 1,803,612
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	1,024,608
1,825,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,866,582
1,495,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,520,596
379,889	Minnesota Housing Finance Agency	1.5800	02/01/51	300,564
2,000,000	Virginia Housing Development Authority	5.6620	10/01/39	2,058,510
				8,574,472
	STATE — 0.7%
1,250,000	State of Oregon	2.3370	11/01/33	1,074,470

	WATER AND SEWER — 0.8%
1,500,000	City of Aurora CO Water Revenue	2.6260	08/01/41	1,164,315

	TOTAL MUNICIPAL BONDS (Cost $12,747,424)			12,188,185

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.3%
	AGENCY FIXED RATE — 27.8%
790,015	Fannie Mae Pool BO9355	3.0000	03/01/50	721,843
1,775,351	Fannie Mae Pool MA4120	2.5000	09/01/50	1,548,401
676,233	Fannie Mae Pool FM4720	3.0000	10/01/50	617,879
1,784,092	Fannie Mae Pool CA8256	2.5000	12/01/50	1,540,544
1,887,635	Fannie Mae Pool CB0199	3.0000	04/01/51	1,710,923
631,456	Fannie Mae Pool MA4307	3.0000	04/01/51	573,447
2,029,775	Fannie Mae Pool MA4379	2.5000	07/01/51	1,763,984
1,283,969	Fannie Mae Pool MA4600	3.5000	05/01/52	1,195,641
2,295,084	Fannie Mae Pool MA4625	3.5000	06/01/52	2,138,679
2,106,058	Fannie Mae Pool MA4700	4.0000	08/01/52	2,023,487
2,816,898	Fannie Mae Pool MA4805	4.5000	11/01/52	2,770,533
2,221,855	Fannie Mae Pool MA4869	5.5000	01/01/53	2,250,186
1,541,377	Fannie Mae Pool MA4916	4.0000	02/01/53	1,479,870

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.3% (Continued)
	AGENCY FIXED RATE — 27.8% (Continued)
1,816,569	Fannie Mae Pool MA5072	5.5000	06/01/53	$ 1,839,540
2,352,883	Fannie Mae Pool CB7331	5.5000	10/01/53	2,385,137
1,483,292	Freddie Mac Pool SD8090	2.0000	09/01/50	1,238,076
1,644,857	Freddie Mac Pool SD8128	2.0000	02/01/51	1,373,401
999,549	Freddie Mac Pool RA5696	2.5000	08/01/51	871,014
1,933,996	Freddie Mac Pool SD8206	3.0000	04/01/52	1,740,430
2,199,546	Freddie Mac Pool RA7587	3.5000	06/01/52	2,060,756
2,474,034	Freddie Mac Pool SD8237	4.0000	08/01/52	2,376,546
2,489,571	Freddie Mac Pool SD8238	4.5000	08/01/52	2,450,564
2,476,398	Freddie Mac Pool SD8288	5.0000	01/01/53	2,477,921
1,084,301	Freddie Mac Pool SD3026	5.0000	06/01/53	1,087,754
1,099,714	Freddie Mac Pool SD8332	6.0000	06/01/53	1,126,190
				41,362,746
	GOVERNMENT OWNED, NO GUARANTEE — 7.9%
1,250,000	Federal Home Loan Mortgage Corporation	5.5000	04/08/27	1,250,347
2,250,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,622,043
2,300,000	Federal National Mortgage Association	6.2500	05/15/29	2,554,410
2,250,000	Federal National Mortgage Association	7.1250	01/15/30	2,618,642
2,400,000	Federal National Mortgage Association	6.6250	11/15/30	2,776,747
				11,822,189
	GOVERNMENT SPONSORED — 7.6%
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	08/06/27	1,767,452
1,520,000	Federal Farm Credit Banks Funding Corporation	4.8750	11/01/28	1,592,962
1,500,000	Federal Farm Credit Banks Funding Corporation	4.2500	12/15/28	1,537,570
1,425,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,476,886
1,500,000	Federal Farm Credit Banks Funding Corporation	4.1250	07/05/29	1,533,553
2,350,000	Federal Farm Credit Banks Funding Corporation	4.1250	08/01/29	2,403,201
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	1,032,272
				11,343,896
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $64,004,926)			64,528,831

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

TOTAL INVESTMENTS – 97.9% (Cost $145,726,455)	$ 145,848,715
OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	3,202,557
NET ASSETS - 100.0%	$ 149,051,272

LLC	- Limited Liability Company
LP	- Limited Partnership

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	CME Term SOFR 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $9,057,846 or 6.1% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	BANKING - 1.6%
396,821	Huntington Bancshares, Inc.	$ 5,833,269
50,155	Pinnacle Financial Partners, Inc.	4,913,685
107,381	Synovus Financial Corporation	4,775,233
		15,522,187
	BIOTECH & PHARMA - 1.4%
485,164	Royalty Pharma plc, Class A	13,725,290

	CHEMICALS - 5.4%
97,112	Cabot Corporation	10,854,208
607,928	Element Solutions, Inc.	16,511,324
68,387	Sherwin-Williams Company (The)	26,101,266
		53,466,798
	COMMERCIAL SUPPORT SERVICES - 1.7%
332,955	Rollins, Inc.	16,840,864

	CONTAINERS & PACKAGING - 1.6%
334,614	International Paper Company	16,345,894

	DIVERSIFIED INDUSTRIALS - 2.1%
210,696	Pentair PLC	20,603,962

	ELECTRIC UTILITIES - 7.7%
97,946	CMS Energy Corporation	6,917,926
204,183	Public Service Enterprise Group, Inc.	18,215,165
92,624	SEMPRA	7,746,145
166,829	Southern Company (The)	15,044,639
235,566	Vistra Corporation	27,923,994
		75,847,869
	ELECTRICAL EQUIPMENT - 9.5%
560,884	nVent Electric PLC	39,407,710
139,950	Trane Technologies PLC	54,402,764
		93,810,474

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	HOME CONSTRUCTION - 3.0%
156,869	DR Horton, Inc.	$ 29,925,899

	INDUSTRIAL REIT - 2.9%
153,002	EastGroup Properties, Inc.	28,583,834

	INDUSTRIAL SUPPORT SERVICES - 1.5%
68,433	Applied Industrial Technologies, Inc.	15,269,455

	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
138,721	Houlihan Lokey, Inc.	21,920,693
136,135	Nasdaq, Inc.	9,939,216
		31,859,909
	INSURANCE - 5.2%
148,771	Arthur J Gallagher & Company	41,859,696
62,158	RLI Corporation	9,633,247
		51,492,943
	MACHINERY - 1.4%
62,558	IDEX Corporation	13,418,691

	MEDICAL EQUIPMENT & DEVICES - 5.6%
128,655	Bruker Corporation	8,884,914
12,029	Mettler-Toledo International, Inc.(a)	18,039,891
118,708	STERIS plc	28,791,438
		55,716,243
	OIL & GAS PRODUCERS - 8.1%
251,900	Coterra Energy, Inc.	6,033,005
29,921	Diamondback Energy, Inc.	5,158,380
103,010	ONEOK, Inc.	9,387,301
201,075	Targa Resources Corporation	29,761,111
660,596	Williams Companies, Inc. (The)	30,156,208
		80,496,005

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	RESIDENTIAL REIT – 4.4%
121,783	AvalonBay Communities, Inc.	$ 27,431,621
214,160	Equity Residential	15,946,354
		43,377,975
	RETAIL - DISCRETIONARY - 5.5%
152,690	Ferguson Enterprises, Inc.	30,319,653
27,907	Group 1 Automotive, Inc.	10,689,497
42,250	Lithia Motors, Inc.	13,420,290
		54,429,440
	SEMICONDUCTORS - 5.0%
151,187	Entegris, Inc.	17,013,073
42,554	KLA Corporation	32,954,244
		49,967,317
	SOFTWARE - 4.1%
72,935	Roper Technologies, Inc.	40,583,951

	SPECIALTY REITS - 3.3%
277,631	Iron Mountain, Inc.	32,990,892

	TECHNOLOGY HARDWARE - 2.6%
59,634	Dell Technologies, Inc., Class C	7,069,014
21,411	Motorola Solutions, Inc.	9,627,028
76,300	NetApp, Inc.	9,423,813
		26,119,855
	TECHNOLOGY SERVICES - 7.3%
170,889	CDW Corporation	38,672,181
26,279	MSCI, Inc.	15,318,817
67,435	Verisk Analytics, Inc.	18,069,883
		72,060,881
	TRANSPORTATION & LOGISTICS - 1.9%
96,576	Old Dominion Freight Line, Inc.	19,183,857

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares				Fair Value
	COMMON STOCKS — 97.8% (Continued)
	WHOLESALE - DISCRETIONARY - 1.8%
47,643	Pool Corporation			$ 17,951,882

	TOTAL COMMON STOCKS (Cost $727,228,599)			969,592,367

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.3%
	ASSET MANAGEMENT — 0.3%
3,250,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	3,245,632

	TOTAL CORPORATE BONDS (Cost $3,250,000)			3,245,632

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 0.0% (e)
113,122	Fidelity Money Market Government Portfolio Class I, 4.84% (Cost $113,122)(f)			113,122

	TOTAL INVESTMENTS – 98.1% (Cost $730,591,721)			$ 972,951,121
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%			18,201,072
	NET ASSETS - 100.0%			$ 991,152,193

MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Private investment.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2024, was $3,245,632, representing 0.3% of net assets.
(d)	Restricted security.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2024.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.2%
	ADVERTISING & MARKETING - 3.0%
30,839	Trade Desk, Inc. (The), Class A(a)	$ 3,381,496

	BIOTECH & PHARMA - 3.4%
75,210	Guardant Health, Inc.(a)	1,725,317
13,809	TransMedics Group, Inc.(a)	2,168,013
		3,893,330
	ENGINEERING & CONSTRUCTION - 2.6%
61,270	Frontdoor, Inc.(a)	2,940,347

	INDUSTRIAL INTERMEDIATE PROD - 6.7%
414,918	Xometry, Inc.(a)	7,622,044

	SEMICONDUCTORS - 12.5%
5,273	Axcelis Technologies, Inc.(a)	552,874
20,963	Entegris, Inc.	2,358,966
1,466	KLA Corporation	1,135,285
2,678	Lam Research Corporation	2,185,462
73,339	Lattice Semiconductor Corporation(a)	3,892,101
2,634	Monolithic Power Systems, Inc.	2,435,133
5,122	Onto Innovation, Inc.(a)	1,063,122
3,247	SiTime Corporation(a)	556,893
		14,179,836
	SOFTWARE – 46.2%
317,421	Arteris, Inc.(a)	2,450,490
1,934	Constellation Software, Inc.	6,293,366
4,357	Crowdstrike Holdings, Inc., Class A(a)	1,222,008
6,070	CyberArk Software Ltd.(a)	1,770,073
26,934	Datadog, Inc., Class A(a)	3,099,026
19,385	Dayforce, Inc.(a)	1,187,331
35,187	Dynatrace, Inc.(a)	1,881,449
63,871	Evolent Health, Inc., Class A(a)	1,806,272

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	SOFTWARE - 46.2% (Continued)
128,287	Flywire Corporation(a)	$ 2,102,624
41,691	GitLab, Inc. - Class A(a)	2,148,754
85,397	Global-e Online Ltd.(a)	3,282,661
10,657	Guidewire Software, Inc.(a)	1,949,592
5,816	HubSpot, Inc.(a)	3,091,786
7,695	Manhattan Associates, Inc.(a)	2,165,219
12,979	Monday.com Ltd.(a)	3,605,177
50,534	Nutanix, Inc., Class A(a)	2,994,140
3,393	Palo Alto Networks, Inc.(a)	1,159,727
6,989	Paylocity Holding Corporation(a)	1,152,975
84,693	Privia Health Group, Inc.(a)	1,542,260
47,673	Procore Technologies, Inc.(a)	2,942,378
14,439	Shopify, Inc., Class A(a)	1,157,141
4,255	Synopsys, Inc.(a)	2,154,689
118,717	Weave Communications, Inc.(a)	1,519,578
		52,678,716
	TECHNOLOGY HARDWARE - 6.7%
36,499	Ciena Corporation(a)	2,247,973
7,723	F5, Inc.(a)	1,700,605
26,406	Lumentum Holdings, Inc.(a)	1,673,612
39,263	Pure Storage, Inc., Class A(a)	1,972,573
		7,594,763
	TECHNOLOGY SERVICES - 15.1%
279,597	Adyen N.V. - ADR(a)	4,370,101
74,881	ExlService Holdings, Inc.(a)	2,856,710
1,210	Fair Isaac Corporation(a)	2,351,659
10,400	ICF International, Inc.	1,734,616
9,131	Jack Henry & Associates, Inc.	1,611,987
2,213	MarketAxess Holdings, Inc.	566,971
133,681	Toast, Inc., Class A(a)	3,784,509
		17,276,553

	TOTAL COMMON STOCKS (Cost $89,339,953)	109,567,085

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7%
	ASSET MANAGEMENT — 0.7%
750,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	$ 748,992

	TOTAL CORPORATE BONDS (Cost $750,000)			748,992

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS – 0.0%(e)
12,682	Fidelity Money Market Government Portfolio Class I, 4.84% (cost $12,682)(f)			12,682

	TOTAL INVESTMENTS - 96.9% (Cost $90,102,635)			$ 110,328,759
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%			3,548,066
	NET ASSETS - 100.0%			$ 113,876,825

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	Private investment.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2024, was $748,992, representing 0.7% of net assets.
(d)	Restricted security.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2024.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.2%
	ADVERTISING & MARKETING - 3.4%
1,004,878	Trade Desk, Inc. (The), Class A(a)	$ 110,184,873

	AUTOMOTIVE - 1.3%
249,790	Aptiv PLC(a)	17,987,378
265,593	Autoliv, Inc.	24,798,418
		42,785,796
	BIOTECH & PHARMA - 16.3%
136,716	Alnylam Pharmaceuticals, Inc.(a)	37,601,001
2,568,543	Ardelyx, Inc.(a)	17,697,261
75,482	Argenx S.E. - ADR(a)	40,917,283
439,573	Axsome Therapeutics, Inc.(a)	39,504,426
1,966,698	Celldex Therapeutics, Inc.(a)	66,848,065
1,344,376	Collegium Pharmaceutical, Inc.(a)	51,946,689
2,299,237	Guardant Health, Inc.(a)	52,744,497
230,156	Insmed, Inc.(a)	16,801,388
1,771,533	Mirum Pharmaceuticals, Inc.(a)	69,089,787
1,382,242	Scholar Rock Holding Corporation(a)	11,071,758
460,684	TransMedics Group, Inc.(a)	72,327,388
1,416,734	Verona Pharma plc - ADR(a)	40,759,437
3,584,309	Zentalis Pharmaceuticals, Inc.(a),(b)	13,190,257
		530,499,237
	COMMERCIAL SUPPORT SERVICES - 6.5%
1,339,752	Rollins, Inc.	67,764,656
804,000	Waste Connections, Inc.	143,771,280
		211,535,936
	ELECTRIC UTILITIES - 1.4%
381,082	Vistra Corporation	45,173,460

	ELECTRICAL EQUIPMENT - 5.7%
125,900	Novanta, Inc.(a)	22,526,028
415,298	Trane Technologies PLC	161,438,792
		183,964,820

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.2% (Continued)
	ENGINEERING & CONSTRUCTION - 1.2%
125,405	Quanta Services, Inc.	$ 37,389,501

	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
654,102	Trex Company, Inc.(a)	43,550,111

	HOME CONSTRUCTION - 3.7%
622,000	DR Horton, Inc.	118,658,940

	INDUSTRIAL INTERMEDIATE PROD - 2.3%
3,985,222	Xometry, Inc.(a)	73,208,528

	MEDICAL EQUIPMENT & DEVICES - 9.4%
663,539	Exact Sciences Corporation(a)	45,200,277
187,567	IDEXX Laboratories, Inc.(a)	94,762,600
75,000	Intuitive Surgical, Inc.(a)	36,845,250
462,564	iRhythm Technologies, Inc.(a)	34,340,751
63,357	Mettler-Toledo International, Inc.(a)	95,016,493
		306,165,371
	OIL & GAS PRODUCERS - 1.0%
214,336	Targa Resources Corporation	31,723,871

	RETAIL - DISCRETIONARY - 4.8%
171,076	Lithia Motors, Inc.	54,340,581
251,791	Lowe's Companies, Inc.	68,197,592
30,033	O'Reilly Automotive, Inc.(a)	34,586,003
		157,124,176
	SEMICONDUCTORS - 8.5%
59,873	ASML Holding N.V.	49,889,177
397,941	Entegris, Inc.	44,780,301
79,558	Lam Research Corporation	64,925,693
618,795	Lattice Semiconductor Corporation(a)	32,839,451
90,818	Monolithic Power Systems, Inc.	83,961,241
		276,395,863

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.2% (Continued)
	SOFTWARE – 15.6%
185,347	Crowdstrike Holdings, Inc., Class A(a)	$ 51,984,273
436,139	Datadog, Inc., Class A(a)	50,182,153
2,284,740	Evolent Health, Inc., Class A(a)	64,612,447
1,471,124	Global-e Online Ltd.(a)	56,550,007
112,234	HubSpot, Inc.(a)	59,663,594
290,798	Monday.com Ltd.(a)	80,774,960
95,752	Palo Alto Networks, Inc.(a)	32,728,034
159,400	Roper Technologies, Inc.	88,696,536
89,331	Workday, Inc., Class A(a)	21,833,390
		507,025,394
	SPECIALTY FINANCE - 0.8%
1,628,151	Flywire Corporation(a)	26,685,395

	TECHNOLOGY SERVICES - 2.5%
9,100	Adyen N.V.(a)	14,211,847
2,352,452	Toast, Inc., Class A(a)	66,597,916
		80,809,763
	TRANSPORTATION & LOGISTICS - 4.1%
220,000	GXO Logistics, Inc.(a)	11,455,400
618,706	Old Dominion Freight Line, Inc.	122,899,760
		134,355,160
	WHOLESALE - DISCRETIONARY - 2.4%
710,725	Copart, Inc.(a)	37,241,990
108,437	Pool Corporation	40,859,062
		78,101,052
	TOTAL COMMON STOCKS (Cost $1,710,261,908)	2,995,337,247

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)	3,365,186

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	3,365,186

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.3%
	ASSET MANAGEMENT — 1.3%
12,000,000	Calvert Impact Capital, Inc.(c),(e)	1.5000	11/15/24	$ 12,000,000
2,000,000	Hope Global International(b),(c),(e),(f)	4.0000	01/07/28	1,920,956
5,000,000	Vision Fund International(c),(e),(f)	5.9030	09/19/25	5,000,000
9,000,000	Vision Fund International(c),(e),(f)	5.2600	11/30/25	8,987,904
5,000,000	Vision Fund International(c),(e),(f)	3.1500	12/15/25	4,868,280
5,000,000	Vision Fund International(c),(e),(f)	3.2230	12/15/26	4,791,970
5,000,000	Vision Fund International(c),(e),(f)	4.7400	05/16/25	4,975,160
				42,544,270
	TOTAL CORPORATE BONDS (Cost $43,000,000)			42,544,270

Shares				Fair Value
	PRIVATE INVESTMENTS — 1.0%
	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,881,321	Beta Bionics, Inc. Series B (a),(b),(c),(d),(e),(f)			14,072,281
665,474	Beta Bionics, Inc. Series B2(a),(b),(c),(d),(e),(f)			5,064,257
964,052	Beta Bionics, Inc. Series C(a),(b),(c),(d),(e),(f)			7,133,985
714,286	Beta Bionics, Inc. Series D(a),(b),(c),(d),(e),(f)			6,621,431
				32,891,954
	TOTAL PRIVATE INVESTMENTS (Cost $43,399,889)			32,891,954

Shares				Fair Value
	WARRANT — 0.2%
	MEDICAL EQUIPMENT & DEVICES - 0.2%
241,013	Beta Bionics, Inc. Series C Warrant(a),(b),(c),(d),(e),(f)			1,783,496
500,000	Beta Bionics, Inc. Series D Warrant(a),(b),(c),(d),(e),(f)			3,350,000

	TOTAL WARRANT (Cost $–)			5,133,496

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
5,266,094	Fidelity Money Market Government Portfolio Class I, 4.84%(g)	$ 5,266,094
29,178,185	First American Government Obligations Fund, Class U, 4.85%(g)	29,178,185
	TOTAL MONEY MARKET FUNDS (Cost $34,444,279)	34,444,279

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,444,279)	34,444,279

	TOTAL INVESTMENTS - 95.9% (Cost $1,831,106,076)	$ 3,113,716,432
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%	133,242,246
	NET ASSETS - 100.0%	$ 3,246,958,678

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $83,934,906, representing 2.6% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Private investment.
(f)	Restricted security.
(g)	Rate disclosed is the seven day effective yield as of September 30, 2024.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 90.0%
	BIOTECH & PHARMA - 72.2%
422,856	4D Molecular Therapeutics, Inc.(a)	$ 4,571,073
577,500	ACADIA Pharmaceuticals, Inc.(a)	8,881,950
87,000	Alnylam Pharmaceuticals, Inc.(a)	23,927,610
263,748	AnaptysBio, Inc.(a)	8,835,558
4,832,881	Ardelyx, Inc.(a)	33,298,550
32,306	Argenx S.E. - ADR(a)	17,512,436
5,802,682	Aura Biosciences, Inc.(a),(b)	51,701,897
375,924	Avidity Biosciences, Inc.(a)	17,266,189
386,327	Axsome Therapeutics, Inc.(a)	34,719,207
399,827	Biohaven Ltd.(a)	19,979,355
348,699	Blueprint Medicines Corporation(a)	32,254,657
579,414	Bridgebio Pharma, Inc.(a)	14,751,880
1,356,186	Celldex Therapeutics, Inc.(a)	46,096,762
919,635	Cogent Biosciences, Inc.(a)	9,932,058
1,285,217	Collegium Pharmaceutical, Inc.(a)	49,660,785
735,088	Crinetics Pharmaceuticals, Inc.(a)	37,562,997
254,148	Cytokinetics, Inc.(a)	13,419,014
673,810	Dynavax Technologies Corporation(a)	7,506,243
332,277	Dyne Therapeutics, Inc.(a)	11,935,390
7,072,000	Geron Corporation(a)	32,106,880
1,452,334	Guardant Health, Inc.(a)	33,316,542
335,000	Ideaya Biosciences, Inc.(a)	10,612,800
4,134,436	Inozyme Pharma, Inc.(a),(b)	21,623,100
675,185	Insmed, Inc.(a)	49,288,505
380,000	Keros Therapeutics, Inc.(a)	22,066,600
22,058	Korro Bio, Inc.(a)	737,178
95,781	Krystal Biotech, Inc.(a)	17,435,015
507,902	Kymera Therapeutics, Inc.(a)	24,039,002
1,525,517	Lexeo Therapeutics, Inc.(a),(b)	13,790,674
1,665,883	Mirum Pharmaceuticals, Inc.(a)	64,969,438
9,400,000	Nektar Therapeutics(a),(b)	12,220,000
190,000	Q32 Bio, Inc.(a)	8,477,800
110,401	Rapport Therapeutics, Inc.(a)	2,261,012
2,682,083	Relay Therapeutics, Inc.(a)	18,989,148

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 90.0% (Continued)
	BIOTECH & PHARMA - 72.3% (Continued)
523,051	REVOLUTION Medicines, Inc.(a)	$ 23,720,363
770,691	Rocket Pharmaceuticals, Inc.(a)	14,234,663
272,954	Sarepta Therapeutics, Inc.(a)	34,089,225
1,020,662	Scholar Rock Holding Corporation(a)	8,175,503
640,000	Silence Therapeutics plc - ADR(a)	11,635,200
786,990	Syndax Pharmaceuticals, Inc.(a)	15,149,558
718,814	TG Therapeutics, Inc.(a)	16,813,059
214,000	TransMedics Group, Inc.(a)	33,598,000
67,825	United Therapeutics Corporation(a)	24,305,089
383,454	Vaxcyte, Inc.(a)	43,817,289
1,002,525	Verona Pharma plc - ADR(a)	28,842,645
452,969	Viking Therapeutics, Inc.(a)	28,677,467
4,948,595	Zentalis Pharmaceuticals, Inc.(a),(b)	18,210,830
		1,077,016,196
	MEDICAL EQUIPMENT & DEVICES - 12.9%
1,535,000	Celcuity, Inc.(a)	22,886,850
565,546	Exact Sciences Corporation(a)	38,524,993
63,542	Glaukos Corporation(a)	8,278,252
619,649	Inari Medical, Inc.(a)	25,554,325
125,090	Inspire Medical Systems, Inc.(a)	26,400,245
272,092	iRhythm Technologies, Inc.(a)	20,200,110
129,000	PROCEPT BioRobotics Corporation(a)	10,335,480
119,000	Repligen Corporation(a)	17,709,580
677,883	Veracyte, Inc.(a)	23,075,137
		192,964,972
	SOFTWARE - 4.9%
1,445,064	Evolent Health, Inc., Class A(a)	40,866,409
737,694	Privia Health Group, Inc.(a)	13,433,408
1,375,980	R1 RCM, Inc.(a)	19,497,637
		73,797,454

	TOTAL COMMON STOCKS (Cost $1,124,719,645)	1,343,778,622

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)	$ 1,291,743

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,291,743

Shares		Fair Value
	PRVATE INVESTMENTS — 5.8%
	BIOTECH & PHARMA — 3.9%
4,643,043	Arch Oncology, Inc. Series C1(a),(c),(d),(e),(f)	128,798
20,482,289	Avalyn Pharma Inc. Series C1(a),(c),(d),(e),(f)	15,000,000
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)	–
137,513	Bridgebio Pharma, Inc. PIPE(a),(c),(e),(f),(g)	3,501,081
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)	523,250
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)	523,250
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)	190,506
1,979,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)	207,195
1,017,770	Evida BioSciences, Inc.(a),(b),(c),(d),(e),(f)	702,261
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)	1,320,366
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)	1,085,634
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)	2,349,413
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)	1,526,101
133,941	Freenome Holdings, Inc. Series F(a),(c),(d),(e),(f)	219,690
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	–
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	–
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	–
763,319	Kojin Therapeutics, Inc. Series A-1(a),(c),(d),(e),(f)	467,228
763,319	Kojin Therapeutics, Inc. Series A-2(a),(c),(d),(e),(f)	467,228
369,108	Korro Bio, Inc.(a),(b),(c),(f)	12,335,589
330,469	Lexeo Therapeutics, Inc.(a),(b),(c),(f)	2,987,440
1,489,958	Shoreline Biosciences Series B(a),(c),(d),(e),(f)	14,005,605
		57,540,635
	HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
940,660	Kestra Medical Technologies Series D Preferred (a),(c),(d),(e),(f)	8,000,000

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares				Fair Value
	PRVATE INVESTMENTS — 5.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.4%
940,660	Beta Bionics, Inc. Series B(a),(b),(c),(d),(e),(f)			$ 7,036,137
809,360	Beta Bionics, Inc. Series B2(a),(b),(c),(d),(e),(f)			6,159,230
482,026	Beta Bionics, Inc. Series C(a),(b),(c),(d),(e),(f)			3,566,993
476,190	Beta Bionics, Inc. Series D(a),(b),(c),(d),(e),(f)			4,414,281
				21,176,641
	TOTAL PRIVATE INVESTMENTS (Cost $161,072,548)			86,717,276

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(h)
	BIOTECH & PHARMA — 0.0%(h)
3,500,000	Biosplice Therapeutics, Inc. Series C PIK (c),(d),(e),(f)	1.0500	03/12/25	394,520
	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			394,520

Shares				Fair Value
	WARRANT — 0.2%
	BIOTECH & PHARMA - 0.1%
104,780	Biosplice Therapeutics, Inc. Series C Warrant(a),(c),(d),(e),(f)			–

	MEDICAL EQUIPMENT & DEVICES - 0.1%
120,500	Beta Bionics, Inc. Series C Warrant(a),(b),(c),(d),(e),(f)			891,700
333,333	Beta Bionics, Inc. Series D Warrant(a),(b),(c),(d),(e),(f)			2,233,331
				3,125,031

	TOTAL WARRANT (Cost $–)			3,125,031

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS - 0.2%
3,438,991	Fidelity Money Market Government Portfolio Class I, 4.84% (Cost $3,438,991)(i)	$ 3,438,991

	TOTAL INVESTMENTS – 96.3% (Cost $1,292,731,183)	$ 1,438,746,183
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.7%	53,917,205
	NET ASSETS - 100.0%	$ 1,492,663,388

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
LLC	- Limited Liability Company
LTD	- Limited Company
PIK	- Payment in Kind
PIPE	- Private Investment in Public Equity
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $91,528,570, representing 6.1% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Private investment.
(f)	Restricted security.
(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $3,501,081 or 0.2% of net assets.
(h)	Percentage rounds to less than 0.1%.
(i)	Rate disclosed is the seven day effective yield as of September 30, 2024.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7%
	ADVERTISING & MARKETING - 0.5%
6,780	Trade Desk, Inc. (The), Class A(a)	$ 743,427

	BIOTECH & PHARMA - 6.4%
4,759	Amgen, Inc.	1,533,397
4,111	Eli Lilly & Company	3,642,099
148,702	Royalty Pharma plc, Class A	4,206,780
		9,382,276
	CHEMICALS - 9.8%
18,745	Linde plc	8,938,741
14,297	Sherwin-Williams Company (The)	5,456,736
		14,395,477
	COMMERCIAL SUPPORT SERVICES - 1.5%
10,627	Republic Services, Inc.	2,134,327

	CONTAINERS & PACKAGING - 0.8%
24,007	International Paper Company	1,172,742

	ELECTRIC UTILITIES - 6.0%
8,689	Constellation Energy Corporation	2,259,314
20,503	Public Service Enterprise Group, Inc.	1,829,073
52,289	Southern Company (The)	4,715,421
		8,803,808
	ELECTRICAL EQUIPMENT - 6.2%
33,564	Otis Worldwide Corporation	3,488,642
14,393	Trane Technologies PLC	5,594,991
		9,083,633
	HOME CONSTRUCTION - 3.5%
26,748	DR Horton, Inc.	5,102,716

	INDUSTRIAL REIT - 2.7%
31,404	Prologis, Inc.	3,965,697

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	INSURANCE - 2.0%
10,302	Arthur J Gallagher & Company	$ 2,898,674

	MEDICAL EQUIPMENT & DEVICES - 3.8%
8,655	Boston Scientific Corporation(a)	725,289
3,251	Mettler-Toledo International, Inc.(a)	4,875,525
		5,600,814
	OIL & GAS PRODUCERS - 5.2%
24,456	EOG Resources, Inc.	3,006,376
100,591	Williams Companies, Inc. (The)	4,591,979
		7,598,355
	RETAIL - DISCRETIONARY - 10.9%
20,489	Ferguson Enterprises, Inc.	4,068,501
10,343	Home Depot, Inc. (The)	4,190,984
9,305	Lowe's Companies, Inc.	2,520,259
4,467	O'Reilly Automotive, Inc.(a)	5,144,197
		15,923,941
	SEMICONDUCTORS - 9.8%
3,040	ASML Holding N.V.	2,533,080
3,207	KLA Corporation	2,483,533
4,936	Lam Research Corporation	4,028,171
44,010	NVIDIA Corporation	5,344,574
		14,389,358
	SOFTWARE – 18.0%
16,018	Cadence Design Systems, Inc.(a)	4,341,359
9,320	Datadog, Inc., Class A(a)	1,072,359
5,952	Intuit, Inc.	3,696,192
10,502	Roper Technologies, Inc.	5,843,733
5,537	ServiceNow, Inc.(a)	4,952,237
4,300	Synopsys, Inc.(a)	2,177,477
17,769	Workday, Inc., Class A(a)	4,342,921
		26,426,278

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TECHNOLOGY HARDWARE - 1.0%
12,206	Dell Technologies, Inc., Class C	$ 1,446,899

	TECHNOLOGY SERVICES - 7.0%
6,522	CDW Corporation	1,475,929
17,029	S&P Global, Inc.	8,797,522
		10,273,451
	TRANSPORTATION & LOGISTICS - 2.6%
6,502	Old Dominion Freight Line, Inc.	1,291,557
10,208	Union Pacific Corporation	2,516,068
		3,807,625

	TOTAL COMMON STOCKS (Cost $129,783,584)	143,149,498

	TOTAL INVESTMENTS – 97.7% (Cost $129,783,584)	$ 143,149,498
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%	3,405,353
	NET ASSETS - 100.0%	$ 146,554,851

NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.5%
	AUTO LOAN — 3.2%
2,600,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$ 2,578,886
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	977,064
1,500,000	CarMax Auto Owner Trust Series 2021-2 D		1.5500	10/15/27	1,465,126
					5,021,076
	OTHER ABS — 1.3%
1,975,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	6.1420	04/17/28	1,977,979

	TOTAL ASSET BACKED SECURITIES (Cost $7,084,076)				6,999,055

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.2%
	AUTOMOTIVE — 1.4%
1,250,000	Dana, Inc.		4.2500	09/01/30	1,128,453
1,000,000	Honda Motor Company Ltd.		2.2710	03/10/25	989,107
					2,117,560
	BANKING — 6.6%
3,000,000	Bank of America Corporation Series N(b)	TSFR3M + 1.132%	2.4560	10/22/25	2,994,726
1,500,000	Huntington Bancshares, Inc.		2.5500	02/04/30	1,354,951
2,975,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,083,425
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,611,220
					10,044,322
	BIOTECH & PHARMA — 1.3%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,984,774

	CHEMICALS — 0.8%
1,250,000	Sherwin-Williams Company (The)		4.5500	03/01/28	1,265,914

	COMMERCIAL SUPPORT SERVICES — 1.3%
2,000,000	Waste Management, Inc.		4.9500	07/03/27	2,053,556

	CONSTRUCTION MATERIALS — 0.8%
1,350,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	1,335,084

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.2% (Continued)
	ELECTRIC UTILITIES — 11.2%
2,000,000	AES Corporation (The)		1.3750	01/15/26	$ 1,919,525
1,500,000	Avangrid, Inc.		3.1500	12/01/24	1,493,822
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,086,974
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,313,684
1,525,000	Georgia Power Company Series 2016-A		3.2500	04/01/26	1,506,180
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,593,510
2,500,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,564,096
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,021,941
1,750,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,660,417
					17,160,150
	ELECTRICAL EQUIPMENT — 1.6%
2,350,000	Lennox International, Inc.		5.5000	09/15/28	2,449,050

	ENGINEERING & CONSTRUCTION — 2.8%
1,550,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,546,547
1,850,000	MasTec, Inc.(a)		4.5000	08/15/28	1,817,700
1,000,000	Quanta Services, Inc.		2.9000	10/01/30	920,048
					4,284,295
	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
1,375,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,308,254

	HOME & OFFICE PRODUCTS — 0.8%
1,250,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,167,080

	HOME CONSTRUCTION — 1.0%
1,500,000	M/I Homes, Inc.		4.9500	02/01/28	1,475,803

	INDUSTRIAL SUPPORT SERVICES — 0.9%
1,450,000	United Rentals North America, Inc.		3.8750	11/15/27	1,417,065

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
3,000,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	$ 2,992,161
2,500,000	Nasdaq, Inc.		5.3500	06/28/28	2,597,054
					5,589,215
	INSURANCE — 2.6%
2,750,000	Aflac, Inc.		1.1250	03/15/26	2,631,329
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,365,717
					3,997,046
	MACHINERY — 2.3%
1,600,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,527,247
2,250,000	Xylem, Inc./NY		1.9500	01/30/28	2,089,319
					3,616,566
	OIL & GAS PRODUCERS — 3.5%
2,200,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,171,654
1,900,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,806,695
1,400,000	EQT Corporation		5.7000	04/01/28	1,449,697
					5,428,046
	REAL ESTATE INVESTMENT TRUSTS — 6.4%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,661,887
2,000,000	American Tower Corporation		5.2500	07/15/28	2,059,685
2,250,000	Equinix, Inc.		1.5500	03/15/28	2,051,714
1,525,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	1,617,755
2,500,000	Welltower OP, LLC		2.7000	02/15/27	2,427,679
					9,818,720
	RETAIL - DISCRETIONARY — 5.3%
1,500,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,461,545
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,522,336
1,500,000	Builders FirstSource, Inc.(a)		5.0000	03/01/30	1,471,967
1,650,000	Home Depot, Inc. (The)		4.8750	06/25/27	1,692,424
1,000,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	1,004,173
					8,152,445

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.2% (Continued)
	SEMICONDUCTORS — 2.0%
1,725,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.5000	05/11/31	$ 1,510,984
1,625,000	Synaptics, Inc.(a)	4.0000	06/15/29	1,540,823
				3,051,806
	SOFTWARE — 2.8%
2,550,000	Roper Technologies, Inc.	4.2000	09/15/28	2,548,417
1,750,000	Workday, Inc.	3.5000	04/01/27	1,722,495
				4,270,912
	TECHNOLOGY SERVICES — 1.0%
281,000	Verisk Analytics, Inc.	4.0000	06/15/25	279,247
1,275,000	Verisk Analytics, Inc.	4.1250	03/15/29	1,268,179
				1,547,426
	WHOLESALE - CONSUMER STAPLES — 1.4%
1,000,000	Sysco Corporation	3.7500	10/01/25	993,069
1,250,000	Sysco Corporation	2.4000	02/15/30	1,133,322
				2,126,391
	TOTAL CORPORATE BONDS (Cost $95,172,116)			95,661,481

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.3%
	COMBINED UTILITIES — 1.0%
1,525,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,569,999

	COUNTY — 0.7%
1,115,000	City & County of Honolulu, HI	2.5180	10/01/26	1,086,518

	MULTI-FAMILY HOUSING — 0.2%
250,000	New York State Housing Finance Agency	2.2000	11/01/24	249,508

	SINGLE-FAMILY HOUSING — 2.6%
305,000	Illinois Housing Development Authority	5.0940	04/01/30	313,601
1,000,000	Illinois Housing Development Authority	5.2440	04/01/31	1,041,891
30,000	Maryland Community Development Administration	3.2420	09/01/48	29,559
2,150,000	Virginia Housing Development Authority	4.8570	10/01/29	2,207,944

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.3% (Continued)
	SINGLE-FAMILY HOUSING — 2.6% (Continued)
500,000	Virginia Housing Development Authority		4.9140	04/01/30	$ 514,546
					4,107,540
	STATE — 0.5%
500,000	State of Oregon		0.8120	11/01/24	498,375
300,000	State of Oregon		0.8950	05/01/25	294,074
					792,449
	WATER AND SEWER — 1.3%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	1,935,538

	TOTAL MUNICIPAL BONDS (Cost $9,802,616)				9,741,552

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.6%
	AGENCY FIXED RATE — 8.8%
1,288,378	Fannie Mae Pool MA4656		4.5000	07/01/52	1,268,192
2,235,633	Fannie Mae Pool MA4805		4.5000	11/01/52	2,198,835
1,465,123	Fannie Mae Pool FS7751		4.0000	03/01/53	1,406,507
1,589,498	Fannie Mae Pool MA5072		5.5000	06/01/53	1,609,598
1,882,306	Fannie Mae Pool CB7331		5.5000	10/01/53	1,908,111
1,562,758	Freddie Mac Pool SD8237		4.0000	08/01/52	1,501,178
2,642,967	Freddie Mac Pool SD8258		5.0000	10/01/52	2,646,089
1,100,453	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,035,011
					13,573,521
	AGENCY HYBRID ARMS — 0.0%(c)
5,682	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	3.6250	08/20/41	5,770

	ARMS — 0.0%(c)
1,622	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	7.2950	08/01/34	1,666
23	Ginnie Mae II Pool 8565(b)	H15T1Y + 1.500%	4.0000	12/20/24	23
91	Ginnie Mae II Pool 8567(b)	H15T1Y + 1.500%	4.5000	12/20/24	90
361	Ginnie Mae II Pool 8595(b)	H15T1Y + 1.500%	4.6250	02/20/25	360
164	Ginnie Mae II Pool 8660(b)	H15T1Y + 1.500%	3.6250	07/20/25	164
10,353	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	4.6250	01/20/32	10,408

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.6% (Continued)
	ARMS — 0.0% (Continued)(c)
1,272	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	3.7500	12/20/32	$ 1,277
					13,988
	GOVERNMENT OWNED, NO GUARANTEE — 7.9%
1,500,000	Federal Home Loan Mortgage Corporation		5.6250	06/11/27	1,501,370
2,000,000	Federal National Mortgage Association		4.1250	08/28/25	1,998,137
2,575,000	Federal National Mortgage Association		6.2500	05/15/29	2,859,828
2,500,000	Federal National Mortgage Association		7.1250	01/15/30	2,909,603
2,500,000	Federal National Mortgage Association		6.6250	11/15/30	2,892,445
					12,161,383
	GOVERNMENT SPONSORED — 7.9%
2,250,000	Federal Farm Credit Banks Funding Corporation		5.2300	05/20/26	2,257,738
1,000,000	Federal Farm Credit Banks Funding Corporation		5.3300	01/22/27	999,984
1,000,000	Federal Farm Credit Banks Funding Corporation		4.5000	03/26/27	1,019,255
1,250,000	Federal Farm Credit Banks Funding Corporation		3.5000	06/23/27	1,245,943
2,250,000	Federal Farm Credit Banks Funding Corporation		4.3750	02/28/28	2,306,135
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7800	06/08/28	1,487,042
1,500,000	Federal Farm Credit Banks Funding Corporation		4.2500	12/15/28	1,537,570
1,250,000	Federal Farm Credit Banks Funding Corporation		3.5000	09/10/29	1,242,803
					12,096,470
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $37,581,952)				37,851,132

	TOTAL INVESTMENTS – 97.6% (Cost $149,640,760)				$ 150,253,220
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%				3,630,942
	NET ASSETS - 100.0%				$ 153,884,162

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	CME Term SOFR 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $17,680,327 or 11.5% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Percentage rounds to less than 0.1%.